Note 14 - Legal Matters	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Legal Matters and Contingencies [Text Block]
Note
14.
Legal Matters

In the ordinary course of conducting its business, Avalon becomes involved in lawsuits, administrative proceedings and governmental investigations, including those related to environmental matters. Some of these proceedings may
result in fines, penalties or judgments being assessed against Avalon which, from time to time, may
have an impact on its business and financial condition. Although the outcome of such lawsuits or other proceedings cannot be predicted with certainty, Avalon does not
believe that any uninsured ultimate liabilities, fines or penalties resulting from such pending proceedings, individually or in the aggregate, would have a material adverse effect on its liquidity, financial position or results of operations (See Note
17
).